Average Annual Total Returns (Vanguard Windsor Fund)	18 Months Ended
Apr. 30, 2012
Vanguard Windsor Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.00%)
Five Years	(3.30%)
Ten Years	2.50%
Inception Date	Oct. 23, 1958
Vanguard Windsor Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.95%)
Five Years	(3.19%)
Ten Years	2.60%
Inception Date	Nov. 12, 2001
Return After Taxes on Distributions | Vanguard Windsor Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.22%)
Five Years	(3.93%)
Ten Years	1.76%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Windsor Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.29%)
Five Years	(2.79%)
Ten Years	2.10%
Russell 1000 Value Index | Vanguard Windsor Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.39%
Five Years	(2.64%)
Ten Years	3.89%
Russell 1000 Value Index | Vanguard Windsor Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.39%
Five Years	(2.64%)
Ten Years	3.89%